Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Ordinary Shares	Capital Surplus, share options and other reserves	Capital Surplus, share options and other reserves Ordinary Shares	Capital Surplus, share options and other reserves Share Options Reserve	Capital Surplus, share options and other reserves Other	Accumulated Deficits	Unrealized Valuation Loss on Financial Assets at Fair Value Through Other Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2020	$ (10,152,284)		$ 61,826,237	$ 123,582,460	$ 115,754,741	$ 6,406,791	$ 1,420,928	$ (195,682,714)	$ (178,948)	$ 300,681
Beginning balance, Number of ordinary shares at Dec. 31, 2020			209,675,470
Issuance of new share capital (Note 13)	101,555,708		$ 1,167,371	100,388,337	100,388,337
Issuance of new share capital (Note 13), shares			136,412,540
Transaction cost attributable to the issuance of ordinary shares	(4,576,671)			(4,576,671)	(4,576,671)
Issuance of ordinary shares under employee share option plan	214,500		$ 5,725	208,775	714,275	(505,500)
Issuance of ordinary shares under employee share option plan, share			572,500
Recognition of employee share options by the company (Note 13)	1,564,673			1,564,673		1,564,673
Warrants exercised	575,399		$ 14,256	561,143	561,143
Warrants exercised ,shares			1,425,550
Non-controlling interests derecognized due to dilution of subsidiary (Note 10)	(31,717)									(31,717)
Other comprehensive income due to dilution of subsidiary (Note 10)	(1,376,349)			(1,376,349)			(1,376,349)
Net loss	(12,418,507)							(12,149,543)		(268,964)
Total comprehensive loss for the period	(12,418,507)							(12,149,543)		(268,964)
Ending balance at Jun. 30, 2021	75,354,752		$ 63,013,589	220,352,368	212,841,825	7,465,964	44,579	(207,832,257)	(178,948)	0
Ending balance, Number of ordinary shares at Jun. 30, 2021			348,086,060
Beginning balance at Dec. 31, 2021	57,303,743		$ 63,019,962	221,467,061	213,098,729	8,323,753	44,579	(227,004,332)	(178,948)	0
Beginning balance, Number of ordinary shares at Dec. 31, 2021			348,723,365
Recognition of employee share options by the company (Note 13)	1,336,637			1,336,637		1,336,637
Net loss	(25,971,668)							(25,971,668)
Total comprehensive loss for the period	(25,971,668)							(25,971,668)
Ending balance at Jun. 30, 2022	$ 32,668,712		$ 63,019,962	$ 222,803,698	$ 213,098,729	$ 9,660,390	$ 44,579	$ (252,976,000)	$ (178,948)	$ 0
Ending balance, Number of ordinary shares at Jun. 30, 2022		0	348,723,365